Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

10. Income Taxes

We had no income tax benefit or provision for the three and nine months ended September 30, 2012.  As the Company has continued to incur a net loss, there is no income tax expense for the current period.  Increases in deferred tax balances have been offset by a valuation allowance and therefore have no impact on our deferred income tax provision.

In calculating the provision for income taxes on an interim basis, the Company estimates the annual effective tax rate based upon the facts and circumstances known at that time and applies that rate to its year-to-date earnings or losses.  The Company’s effective tax rate is based on expected income and statutory tax rates and takes into consideration permanent differences between financial statement income and tax return income applicable to the Company in the various jurisdictions in which the Company operates.  The effect of discrete items, such as changes in estimates, changes in enacted tax laws or rates or tax status, and unusual or infrequently occurring events, is recognized in the interim period in which the discrete item occurs.  The accounting estimates used to compute the provision for income taxes may change as new events occur, additional information is obtained or as the result of new judicial interpretations or regulatory or tax law changes.

NOTE 6	INCOME TAXES

	Years Ended December 31,
Deferred tax liability:	2011	2010
Furniture, fixtures, equipment and intangibles	$37,072	$6,851
Deferred tax asset
Stock options for services	(562,163)	(420,505)
Net operating loss carryforward	(1,924,412)	(484,591)
Valuation allowance	2,449,503	905,096
Net deferred tax asset	-	-
Net deferred tax liability	$37,072	$6,851

The deferred tax liability results primarily from the use of accelerated methods of depreciation of equipment for tax purposes.

The valuation allowance was established to reduce the deferred tax asset to the amount that will more likely than not be realized. This reduction is necessary due to the use of the prior year's net operating loss carryovers and the uncertainty of the exercising of the outstanding stock options. The net change in the valuation allowance for the year ended December 31, 2011 was an increase of $1,544,407.

The components of income tax expense are as follows:

	Years Ended December 31,
Federal	2011	2010
Current	$-	$-
Deferred	-	-
	-	-

State and Local
Current	$-	$12,596
Deferred	-	-
	-	12,596

The Company's income tax expense differed from the statutory rates (federal 34% and state 10.9%) as follows:

	Years Ended December 31,
	2011	2010
Statutory rate applied to loss before income taxes:	$(1,234,599)	$(395,571)
Increase (decrease) in income taxes resulting from:
State and local income taxes	(366,436)	(104,812)
Change in deferred tax asset valuation allowance	1,544,407	484,591
Stock based compensation	-	21,734
Non-deductible expenses	44,032	16,896
Other	12,596	(10,242)
Income Tax Expense	$-	$12,596

At December 31, 2011, the Company had U.S. federal tax net operating loss carry-forwards of $4,343,567, which will begin to expire in 2030.

The Company files income tax returns in the U.S., and the following years remain open for possible examination:  2006, 2007, 2008, 2009 and 2010.